Fair value (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected
Assets and liabilities measured at fair value on a recurring basis at March 31, 2024 and 2025, including those for which the MHFG Group has elected the fair value option, are summarized below:

2024	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value
	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	1,623	5	—	1,628
Japanese local government bonds	—	135	—	135
U.S. Treasury bonds and federal agency securities	3,534	1,468	—	5,002
Other foreign government bonds	676	897	—	1,572
Agency mortgage-backed securities	—	6,717	—	6,717
Certificates of deposit and commercial paper	—	351	—	351
Corporate bonds and other (2)	—	3,208	189	3,397
Equity securities	2,743	209	21	2,973
Trading securities measured at net asset value (3)				109
Derivative financial instruments:
Interest rate contracts	14	8,640	14	8,668
Foreign exchange contracts	—	5,610	2	5,612
Equity-related contracts	79	255	6	340
Credit-related contracts	—	213	1	214
Other contracts	21	9	10	40
Available-for-sale securities:
Japanese government bonds	10,562	412	—	10,974
Japanese local government bonds	—	584	—	584
U.S. Treasury bonds and federal agency securities	147	—	—	147
Other foreign government bonds	922	1,122	—	2,045
Agency mortgage-backed securities	—	477	—	477
Residential mortgage-backed securities	—	24	8	31
Commercial mortgage-backed securities	—	801	4	804
Japanese corporate bonds and other debt securities	—	1,666	167	1,833
Foreign corporate bonds and other debt securities	—	795	23	818
Equity securities:
Equity securities with readily determinable fair values	4,165	296	—	4,461
Equity securities measured at net asset value (3)				334
Other investments	1	—	80	80
Other assets	3	68	—	71

Total assets measured at fair value on a recurring basis	24,489	33,961	525	59,419

Liabilities:
Trading securities sold, not yet purchased	3,445	2,258	—	5,703
Derivative financial instruments:
Interest rate contracts	14	8,697	1	8,712
Foreign exchange contracts	—	5,571	11	5,582
Equity-related contracts	105	213	76	394
Credit-related contracts	—	174	6	180
Other contracts	13	26	10	50
Other short-term borrowings (5)	—	153	—	153
Long-term debt (5)	—	2,450	427	2,876
Other liabilities	3	68	—	71

Total liabilities measured at fair value on a recurring basis	3,580	19,610	531	23,721

2025	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value

	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	2,111	16	—	2,126
Japanese local government bonds	—	98	—	98
U.S. Treasury bonds and federal agency securities	4,274	1,034	—	5,308
Other foreign government bonds	975	728	—	1,703
Agency mortgage-backed securities	—	5,494	—	5,494
Certificates of deposit and commercial paper	—	956	—	956
Corporate bonds and other (2)	6	2,851	174	3,030
Equity securities	2,735	133	21	2,888
Trading securities measured at net asset value (3)				103
Derivative financial instruments:
Interest rate contracts	25	10,801	4	10,830
Foreign exchange contracts	—	4,526	8	4,534
Equity-related contracts	83	175	4	261
Credit-related contracts	—	242	3	245
Other contracts	6	10	5	21
Available-for-sale securities:
Japanese government bonds	7,938	424	—	8,362
Japanese local government bonds	—	548	—	548
U.S. Treasury bonds and federal agency securities	128	—	—	128
Other foreign government bonds	1,150	1,441	—	2,591
Agency mortgage-backed securities	—	316	—	316
Residential mortgage-backed securities	—	15	6	21
Commercial mortgage-backed securities	—	851	3	854
Japanese corporate bonds and other debt securities	—	1,252	186	1,438
Foreign corporate bonds and other debt securities	—	788	13	801
Equity securities:
Equity securities with readily determinable fair values	3,034	545	—	3,578
Equity securities measured at net asset value (3)				339
Other investments	2	—	86	88
Other assets (4)	34	82	37	154

Total assets measured at fair value on a recurring basis	22,499	33,325	550	56,816

Liabilities:
Trading securities sold, not yet purchased	3,320	1,621	—	4,941
Derivative financial instruments:
Interest rate contracts	18	10,885	6	10,910
Foreign exchange contracts	—	4,811	2	4,813
Equity-related contracts	71	165	77	313
Credit-related contracts	—	205	5	210
Other contracts	9	9	3	21
Other short-term borrowings (5)	—	244	—	244
Long-term debt (5)	—	3,276	489	3,764
Other liabilities	5	82	37	125

Total liabilities measured at fair value on a recurring basis	3,424	21,298	619	25,341

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	The amount includes CLO and convertible bonds, which are classified in Level 3.
(3)
In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2024 and 2025 were ¥41 billion and ¥58 billion, respectively.

(4)	The amount includes highly liquid government bonds classified as held for sale relating to a transferred business, which are classified in Level 1.
(5)	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the fiscal years ended March 31, 2024 and 2025:

2024	April 1, 2023	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	March 31, 2024	Change in unrealized gains (losses) still held (6)

	(in billions of yen)

Assets:
Trading securities:
Corporate bonds and other	47	12	(2)	—		15	(7)	214	(59)	—	(34)	189	9
Equity securities	21	—	(2)	—		—	—	3	(1)	—	(1)	21	—
Derivative financial instruments, net (1) :
Interest rate contracts.	51	(44	) (2)	—		—	(32)	—	—	—	38	13	8
Foreign exchange contracts	14	(8	) (2)	—		—	—	—	—	—	(15)	(9)	(10)
Equity-related contracts	(27)	(62	) (2)	—		—	(1)	—	—	—	20	(70)	(37)
Credit-related contracts	(1)	(6	) (2)	—		—	—	—	—	—	2	(5)	(3)
Other contracts	2	(1	) (2)	—		—	—	—	—	—	(1)	—	(1)
Available-for-sale securities:
Residential mortgage-backed securities	13	—	(3)	—	(4)	—	—	—	(2)	—	(3)	8	—
Commercial mortgage-backed securities	—	—	(3)	—	(4)	—	—	4	—	—	—	4	—
Japanese corporate bonds and other debt securities	101	—	(3)	9	(4)	—	—	106	—	—	(49)	167	12
Foreign corporate bonds and other debt securities	90	8	(3)	—	(4)	—	(2)	10	—	—	(82)	23	(1)
Other investments	63	1	(3)	—		—	—	47	—	—	(31)	80	—

Liabilities:
Long-term debt	836	(57	) (5)	(14	) (4)	1	(285)	—	—	276	(472)	427	(11)

2025	April 1, 2024	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	March 31, 2025	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Corporate bonds and other	189	3	(2)	—		—	—	47	(61)	—	(5)	174	2
Equity securities	21	1	(2)	—		—	—	—	—	—	(1)	21	1
Derivative financial instruments, net (1) :
Interest rate contracts.	13	(13	) (2)	—		—	—	—	—	—	(2)	(2)	(13)
Foreign exchange contracts	(9)	11	(2)	—		—	—	—	—	—	4	6	12
Equity-related contracts	(70)	(11	) (2)	—		—	—	—	—	—	8	(73)	(10)
Credit-related contracts	(5)	—	(2)	—		—	—	—	—	—	3	(2)	(1)
Other contracts	—	2	(2)	—		—	—	—	—	—	—	1	2
Available-for-sale securities:
Residential mortgage-backed securities	8	—	(3)	—	(4)	—	—	—	—	—	(1)	6	—
Commercial mortgage-backed securities	4	—	(3)	—	(4)	—	(1)	—	—	—	—	3	—
Japanese corporate bonds and other debt securities	167	—	(3)	(10	) (4)	—	—	35	—	—	(7)	186	(9)
Foreign corporate bonds and other debt securities	23	—	(3)	—	(4)	—	(10)	—	—	—	—	13	—
Other investments	80	—	(3)	—		—	(2)	55	(1)	—	(46)	86	(2)
Other assets	—	—		—		—	—	37	—	—	—	37	—

Liabilities:
Long-term debt	427	22	(5)	6	(4)	7	—	—	—	250	(168)	489	30
Other liabilities	—	—		—		—	—	—	—	37	—	37	—

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)—net, Foreign exchange gains (losses)—net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)—net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)
Amounts represent total gains or losses recognized in earnings and other comprehensive income (loss) during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2024 and 2025. The amounts of unrealized gains (losses) in other comprehensive income (loss) are related to
Available-for-sale
securities and Long-term debt, which were ¥11 billion and ¥(5) billion, respectively, at March 31, 2024, and ¥(10) billion and ¥6 billion, respectively, at March 31, 2025.

Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities
The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2024 and 2025:

2024

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	8	Discounted cash flow	Prepayment rate	0.4%–6.2%	3.8%
		Price-based	Recovery rate	100.0%–100.0%	100.0%
			Discount margin	30.0bps–65.0bps	40.1bps

Commercial mortgage-backed securities	4	Discounted cash flow Price-based	Discount margin	158.7bps – 291.4bps	234.2bps

Corporate bonds and other debt securities	380	Discounted cash flow	Prepayment rate (1)	3.2%–3.2%	3.2%
		Price-based	Default rate (1)	0.4%–0.4%	0.4%
			Recovery rate (1)	36.9%–36.9%	36.9%
			Discount margin (1)	56.9bps–56.9bps	56.9bps
			Discount margin (2)	38.2bps–187.7bps	63.6bps

Derivative financial instruments, net:
Interest rate contracts	13	Internal valuation model (3)	IR – IR correlation	23.2%–100.0%	71.4%

Foreign exchange contracts	(9)	Internal valuation model (3)	FX – IR correlation	13.8%–72.5%	29.9%
			FX – FX correlation	39.0%–64.7%	51.9%

Equity-related contracts	(70)	Internal valuation model (3)	Equity – IR correlation	25.0%–25.0%	25.0%
			Equity – FX correlation	15.0%–60.0%	60.0%
			Equity volatility	9.8%–121.8%	42.1%

Credit-related contracts	(5)	Internal valuation model (3)	Default rate	0.0%–6.4%	1.4%

Other contracts	—	Internal valuation model (3)	Commodity volatility	0.0%–27.7%	23.7%

Long-term debt	427	Internal valuation model (3)	IR – IR correlation	23.2%–100.0%	71.4%
			FX – IR correlation	5.5%–72.5%	29.9%
			FX – FX correlation	39.0%–64.7%	51.9%
			Equity – IR correlation	25.0%–25.0%	25.0%
			Equity – FX correlation	-17.8%–93.3%	0.0%
			Equity correlation	32.2%–100.0%	87.3%
			Equity volatility	9.8%–70.7%	25.8%
			Default rate	0.0%–9.5%	1.4%

2025

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)
(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	6	Discounted cash flow	Prepayment rate	0.4%–5.8%	3.6%
		Price-based	Recovery rate	100.0%–100.0%	100.0%
			Discount margin	30.0bps–52.0bps	39.8bps

Commercial mortgage-backed securities	3	Discounted cash flow Price-based	Discount margin	173.3bps–180.6bps	178.8bps

Corporate bonds and other debt securities	373	Discounted cash flow	Prepayment rate (1)	2.9%–2.9%	2.9%
		Price-based	Default rate (1)	0.3%–0.3%	0.3%
			Recovery rate (1)	36.5%–36.5%	36.5%
			Discount margin (1)	58.1bps–58.1bps	58.1bps
			Discount margin (2)	47.0bps–47.0bps	47.0bps

Derivative financial instruments, net:
Interest rate contracts	(2)	Internal valuation model (3)	IR – IR correlation	23.2%–100.0%	71.4%

Foreign exchange contracts	6	Internal valuation model (3)	FX – IR correlation	13.8%–72.5%	29.9%

Equity-related contracts	(73)	Internal valuation model (3)	Equity – IR correlation	25.0%–25.0%	25.0%
			Equity volatility	12.7%–175.2%	51.0%

Credit-related contracts	(2)	Internal valuation model (3)	Default rate	0.0%–6.5%	1.4%

Other contracts	1	Internal valuation model (3)	Commodity volatility	17.1%–27.7%	18.1%

Long-term debt	489	Internal valuation model (3)	IR – IR correlation	23.2%–100.0%	71.4%
			FX – IR correlation	5.5%–59.2%	29.9%
			Equity – IR correlation	25.0%–25.0%	25.0%
			Equity – FX correlation	-5.4%–93.3%	0.0%
			Equity correlation	39.9%–100.0%	87.3%
			Equity volatility	10.3%–97.0%	29.7%
			Default rate	0.0%–6.8%	1.3%
			Credit correlation	22.8%–100.0%	57.5%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.
(5)	The range of inputs for equity securities is not disclosed, as there is a dispersion of values given the number of positions.
IR = Interest rate
FX = Foreign exchange

Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table shows the fair value hierarchy for these items as of March 31, 2024 and 2025:

2024	Total	Level 1	Level 2	Level 3	Aggregate cost

	(in billions of yen)
Assets:
Loans	101	—	—	101	187
Loans held-for-sale	95	—	2	94	150
Equity securities (without readily determinable fair values)	34	—	2	31	39
Other investments	153	—	—	153	199
Premises and equipment—net	—	—	—	—	6
Intangible assets	—	—	—	—	1

Total assets measured at fair value on a nonrecurring basis	383	—	4	379	581

2025	Total	Level 1	Level 2	Level 3	Aggregate cost

	(in billions of yen)
Assets:
Loans	84	—	—	84	345
Loans held-for-sale	54	—	48	5	57
Equity securities (without readily determinable fair values)	10	—	1	9	23
Other investments	68	66	—	2	106
Premises and equipment—net	—	—	—	—	2
Other assets	3	—	—	3	10

Total assets measured at fair value on a nonrecurring basis	219	66	49	104	543

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825
The following table shows the carrying amounts and fair values at March 31, 2024 and 2025, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments-Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 842, “Leases” (“ASC 842”):

	2024
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3

	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	98,392	98,392	72,026	26,366	—
Investments	4,048	3,863	512	3,351	—
Loans, net of allowance (Note)	97,519	98,868	—	—	98,868
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	78,030	78,030	—	78,030	—
Interest-bearing deposits	135,447	135,397	—	135,397	—
Due to trust accounts	246	246	—	246	—
Other short-term borrowings	3,492	3,492	—	3,492	—
Long-term debt	13,380	13,031	—	11,681	1,350

	2025
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3

	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	104,399	104,399	71,405	32,994	—
Investments	4,186	4,027	400	3,628	—
Loans, net of allowance (Note)	98,275	99,450	—	—	99,450
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	77,163	77,163	—	77,163	—
Interest-bearing deposits	139,443	139,338	—	139,338	—
Due to trust accounts	303	303	—	303	—
Other short-term borrowings	5,293	5,293	—	5,293	—
Long-term debt	11,119	10,900	—	9,378	1,521

Note:	Loans, net of allowance include items measured at fair value on a nonrecurring basis.